Summary of Significant Accounting Policies (Details) - USD ($)			12 Months Ended
	Jul. 01, 2022	Jun. 15, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary Of Significant Accounting Policies
Loans held for sale, at lower of cost or fair value			$ 591,000	$ 2,249,000
Period of employees highest compensation before retirement			10 years
Tax liabilities related to uncertain tax positions			$ 0	$ 0	$ 0
Special stock dividend, rate percent (in percent)	4.00%	4.00%
Buildings and improvements | Minimum
Summary Of Significant Accounting Policies
Estimated useful lives			5 years
Buildings and improvements | Maximum
Summary Of Significant Accounting Policies
Estimated useful lives			40 years
Furniture and Fixtures | Minimum
Summary Of Significant Accounting Policies
Estimated useful lives			3 years
Furniture and Fixtures | Maximum
Summary Of Significant Accounting Policies
Estimated useful lives			15 years
Federal Home Loan Bank of Des Moines
Summary Of Significant Accounting Policies
Investment in capital stock of Federal Home Loan Bank required percentage of advances (in percent)			4.00%